CURRENT AND DEFERRED TAX - Disclosure of composition of deferred tax assets (liabilities) (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax [Line Items]
Deferred tax assets (liabilities)	$ 0	$ 0
Exploration and development expenditures [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax liabilities	(116,759)	(103,547)
Unrealized foreign exchange gain [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax liabilities	0	(205)
Non-capital losses [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets	406,692	358,260
Right-of-use assets [Member]
Disclosure Of Income Tax [Line Items]
Deferred tax liabilities	$ (289,933)	$ (254,508)